Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD FIXED INCOME SECURITIES FUNDS
Prospectus Date	rr_ProspectusDate	May 29, 2019
Document Creation Date	dei_DocumentCreationDate	May 29, 2019